Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (16,795)	$ (5,853)	$ (10,125)	$ (8,272)	$ (2,291)	$ (19,839)	$ (32,773)	$ (30,402)	$ (46,131)	$ (20,034)
Net loss available to common stockholders									$ (46,131)	$ (20,695)
Weighted-average shares outstanding	12,640,059			4,878,530			9,683,935	4,247,441	4,546,509	2,841,958
Basic net loss per share	$ (1.33)			$ (1.70)			$ (3.39)	$ (7.16)	$ (10.15)	$ (7.28)
Number of shares used in per share computation	12,640,059			4,878,530			9,683,935	4,247,441	4,546,509	2,948,302
Diluted net loss per share	$ (1.33)			$ (1.70)			$ (3.39)	$ (7.16)	$ (10.15)	$ (7.53)
Deemed dividend from warrant price adjustment										$ (661)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (16,528)			$ (7,932)			$ (32,094)	$ (28,944)	$ (44,072)	$ (18,452)
Preferred stock dividends	(8)						(8)
Net loss available to common stockholders	$ (16,536)			$ (7,932)			$ (32,102)	$ (28,944)
Weighted-average shares outstanding	12,439,568			4,678,039			9,483,444	4,043,700	4,343,588	2,617,527
Basic net loss per share	$ (1.33)			$ (1.70)			$ (3.39)	$ (7.16)	$ (10.15)	$ (7.28)
Net loss available to common stockholders	$ (16,536)			$ (7,932)					$ 44,072	$ 19,061
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(267)			(340)			$ (679)	$ (1,458)
Allocation of net loss	$ (16,803)			$ (8,272)			$ (32,102)	$ (28,944)
Number of shares used in basic earnings per share calculation	12,439,568			4,678,039			9,483,444	4,043,700	4,343,588	2,617,527
Conversion of Class B to Class A Common Stock	200,491			200,491			200,491	203,741	202,921	224,431
Number of shares used in per share computation	12,640,059			4,878,530			9,683,935	4,247,441	4,546,509	2,948,302
Diluted net loss per share	$ (1.33)			$ (1.70)			$ (3.39)	$ (7.16)	$ (10.15)	$ (7.53)
Allocation of net loss							$ (32,781)	$ (30,402)	$ (46,131)	$ (22,213)
Deemed dividend from warrant price adjustment										(609)
Net loss available to common stockholders									(44,072)	(19,061)
Net loss available to common stockholders	$ 16,536			$ 7,932					(44,072)	(19,061)
Change in fair value of PIPE make-whole liability										(764)
Change in fair value of liability-classified warrants										(634)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock									$ (2,059)	$ (1,754)
Shares issuable in satisfaction of PIPE make-whole liability										72,722
Shares issuable under liability-classified warrants										33,620
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	(267)			(340)			(679)	(1,458)	$ (2,059)	$ (1,582)
Preferred stock dividends
Net loss available to common stockholders	$ (267)			$ (340)			$ (679)	$ (1,458)
Weighted-average shares outstanding	200,491			200,491			200,491	203,741	202,921	224,431
Basic net loss per share	$ (1.33)			$ (1.70)			$ (3.39)	$ (7.16)	$ (10.15)	$ (7.28)
Net loss available to common stockholders	$ (267)			$ (340)					$ 2,059	$ 1,634
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock										$ 63
Allocation of net loss	$ (267)			$ (340)			$ (679)	$ (1,458)
Number of shares used in basic earnings per share calculation	200,491			200,491			200,491	203,741	202,921	224,431
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation	200,491			200,491			200,491	203,741	202,921	224,431
Diluted net loss per share	$ (1.33)			$ (1.70)			$ (3.39)	$ (7.16)	$ (10.15)	$ (7.53)
Allocation of net loss							$ (679)	$ (1,458)	$ (2,059)	$ (1,691)
Deemed dividend from warrant price adjustment										(52)
Net loss available to common stockholders									(2,059)	(1,634)
Net loss available to common stockholders	$ 267			$ 340					(2,059)	(1,634)
Change in fair value of PIPE make-whole liability										(66)
Change in fair value of liability-classified warrants										(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants